World Omni Auto Receivables Trust 2010-A	Exhibit 99.1
Monthly Servicer Certificate
August 31, 2012

Dates Covered
Collections Period	08/01/12 - 08/31/12
Interest Accrual Period	08/15/12 - 09/16/12
30/360 Days	30
Actual/360 Days	33
Distribution Date	09/17/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/12	257,487,232.74	28,117
Yield Supplement Overcollateralization Amount at 07/31/12	8,763,221.08	0

Receivables Balance at 07/31/12	266,250,453.82	28,117
Principal Payments	15,719,460.27	908
Defaulted Receivables	199,471.23	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/12	7,972,876.04	0

Pool Balance at 08/31/12	242,358,646.28	27,196

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112
Delinquent Receivables:
Past Due 31-60 days	2,311,667.41	192
Past Due 61-90 days	488,300.44	37
Past Due 91 + days	112,390.65	16

Total	2,912,358.50	245

Total 31+ Delinquent as % Ending Pool Balance	1.20%
Recoveries	104,839.15
Aggregate Net Losses/(Gains) - August 2012	94,632.08
Overcollateralization Target Amount	14,541,518.78
Actual Overcollateralization	14,541,518.78
Weighted Average APR	4.45%
Weighted Average APR, Yield Adjusted	7.51%
Weighted Average Remaining Term	29.18

Flow of Funds	$ Amount
Collections	16,870,206.84
Advances	(3,887.07)
Investment Earnings on Cash Accounts	1,555.86
Servicing Fee	(221,875.38)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	16,646,000.25

Distributions of Available Funds
(1) Class A Interest	378,285.42
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	14,220,871.28
(7) Distribution to Certificateholders	1,965,508.75
(8) Remaining Amounts	0.00
Total Distributions of Available Funds	16,646,000.25
Servicing Fee	221,875.38
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 08/15/12	242,037,998.78
Principal Paid	14,220,871.28
Note Balance @ 09/17/12	227,817,127.50

Class A-1
Note Balance @ 08/15/12	0.00
Principal Paid	0.00
Note Balance @ 09/17/12	0.00
Note Factor @ 09/17/12	0.0000000%

Class A-2
Note Balance @ 08/15/12	0.00
Principal Paid	0.00
Note Balance @ 09/17/12	0.00
Note Factor @ 09/17/12	0.0000000%

Class A-3
Note Balance @ 08/15/12	12,035,998.78
Principal Paid	12,035,998.78
Note Balance @ 09/17/12	0.00
Note Factor @ 09/17/12	0.0000000%

Class A-4
Note Balance @ 08/15/12	198,106,000.00
Principal Paid	2,184,872.50
Note Balance @ 09/17/12	195,921,127.50
Note Factor @ 09/17/12	98.8971195%

Class B
Note Balance @ 08/15/12	31,896,000.00
Principal Paid	0.00
Note Balance @ 09/17/12	31,896,000.00
Note Factor @ 09/17/12	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	459,620.22
Total Principal Paid	14,220,871.28

Total Paid	14,680,491.50

Class A-1
Coupon	0.23262%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	13,440.20
Principal Paid	12,035,998.78

Total Paid to A-3 Holders	12,049,438.98

Class A-4
Coupon	2.21000%
Interest Paid	364,845.22
Principal Paid	2,184,872.50

Total Paid to A-4 Holders	2,549,717.72

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5012205
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.5080046

Total Distribution Amount	16.0092251

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0557685
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	49.9419037

Total A-3 Distribution Amount	49.9976722

A-4 Interest Distribution Amount	1.8416667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	11.0288053

Total A-4 Distribution Amount	12.8704720

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 07/31/12	26,951.49
Balance as of 08/31/12	23,064.42
Change	(3,887.07)

Reserve Account
Balance as of 08/15/12	2,345,271.93
Investment Earnings	203.59
Investment Earnings Paid	(203.59)
Deposit/(Withdrawal)	—
Balance as of 09/17/12	2,345,271.93
Change	—
Required Reserve Amount	2,345,271.93